Goodwill - Summary of Goodwill (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in goodwill [abstract]
Beginning balance	¥ 19,493	¥ 19,121
Business combinations	49	372
Ending balance	¥ 19,542	¥ 19,493